Schedule of Investments (unaudited) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 140.2%

New York — 136.4%

Corporate — 2.6%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$884,140
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,445	11,494,912

		12,379,052

County/City/Special District/School District — 32.3%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	537,020
Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,258,560
Series E, 5.50%, 08/01/25	2,710	3,126,554
Series E, 5.00%, 08/01/30	2,000	2,229,720
City of New York, GO:
Series A-1, 5.00%, 08/01/35	2,350	2,489,943
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,452,137
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,068,351
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,539,989
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(a):
0.00%, 11/15/55	2,485	809,712
0.00%, 11/15/56	3,765	1,184,958
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	7,242,855
5.00%, 11/15/45	12,215	14,458,040
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,380	780,528
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	802,784
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,508,680
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,164,514
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,200	2,205,676
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,520,425

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	$950	$1,071,581
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,933,664
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	1,455	1,713,481
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	860	1,054,816
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	2,790	3,078,235
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	2,730	3,280,586
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	2,510	2,999,375
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	8,825	10,592,294
Series A-2, 5.00%, 08/01/38	3,440	4,167,560
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,406,978
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,400	1,690,738
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	1,980	2,420,075
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	1,815	2,190,487
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,285	2,736,653
5.00%, 02/15/42	5,975	7,156,736
4.00%, 02/15/44	2,230	2,458,976
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,570,040
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,360	2,809,674
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	2,500	2,854,375
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,189,395
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(a):
CAB, Sub Lien, 0.00%, 11/15/32	565	403,348
0.00%, 11/15/42	2,185	1,074,780
0.00%, 11/15/47	5,600	2,273,096
0.00%, 11/15/48	2,665	1,051,316

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
4, 5.00%, 11/15/31	$1,710	$1,822,433
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/44	4,000	4,243,800
7 Class 1, 4.00%, 09/15/35	885	926,648
7 Class 2, 5.00%, 09/15/43	3,430	3,683,751
5.75%, 11/15/51	1,755	1,897,524

		151,132,861

Education — 21.5%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	287,808
5.00%, 12/01/32	100	114,427
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	4,975	5,122,459
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	450	506,484
Manhattan College Project, 4.00%, 08/01/42	525	565,651
Manhattan College Project, 5.00%, 08/01/47	505	587,850
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	118,245
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	1,775	2,034,008
American Museum of Natural History, 5.00%, 07/01/41	750	855,802
Carnegie Hall, 4.75%, 12/01/39	3,150	3,150,000
Carnegie Hall, 5.00%, 12/01/39	1,850	1,850,000
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,140,358
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,692,139

Security	Par (000)	Value

Education (continued)
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	$1,000	$1,055,980
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	2,038,429
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,046,470
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	570	698,546
5.00%, 07/01/48	855	1,039,791
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,191,298
4.00%, 07/01/46	1,865	2,057,766
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	685	801,039
5.00%, 07/01/43	2,480	2,900,236
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(b)	1,240	1,412,732
4.00%, 07/01/39	350	387,611
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,218,922
5.00%, 12/01/36	1,100	1,176,681
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	715	758,679
5.00%, 07/01/42	445	468,914
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	322,056
5.38%, 09/01/41	125	132,253

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	$700	$731,668
5.50%, 01/01/21	500	523,955
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	510,635
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	851,452
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,864,660
Fordham University, Series A, 5.00%, 07/01/21(b)	175	185,913
Fordham University, Series A, 5.50%, 07/01/21(b)	1,375	1,471,484
New School (AGM), 5.50%, 07/01/20(b)	3,265	3,349,433
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	5,011,440
New York University, Series B, 5.00%, 07/01/42	3,000	3,263,910
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(b)	750	766,102
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(b)	1,500	1,531,050
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(b)	1,500	1,581,975
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	900	1,058,004
Barnard College, Series A, 4.00%, 07/01/37	510	564,769
Barnard College, Series A, 5.00%, 07/01/43	1,520	1,771,530
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,020,570
Fordham University, 5.00%, 07/01/44	1,900	2,160,167
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,184,819

Security	Par (000)	Value

Education (continued)
New York University, Series A, 5.00%, 07/01/31	$3,000	$3,287,490
New York University, Series A, 5.00%, 07/01/37	4,180	4,563,682
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,309,600
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(b)	1,490	1,619,079
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	4,755	5,434,965
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	6,435	7,355,205
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,540	1,845,274
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,230,768
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(c)	820	904,271

		100,686,504

Health — 9.2%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,813,626
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(b)	500	518,420
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	4,495	4,853,342
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	538,200
5.00%, 12/01/46	800	926,424
Series A, 5.00%, 12/01/37	1,180	1,289,952

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	$5,925	$6,185,937
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	2,315	2,245,064
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	523,167
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,421,084
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	2,680	2,752,869
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,800	1,851,516
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,051,060
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	719,976
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	620	671,596
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,672,428
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,000	2,111,340
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	7,375	7,811,305

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	$2,645	$3,063,783

		43,021,089

Housing — 6.9%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,505	7,265,435
5.00%, 07/01/33	1,375	1,538,584
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	1,075	1,137,275
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,040	1,071,751
Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	1,435	1,483,029
State of New York HFA, RB:
M/F Affordable Housing, Green Bond, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	1,700	1,785,170
M/F Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	899,367
M/F Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	910	955,591
M/F Housing, Green Bonds, Series H, 4.15%, 11/01/43	1,375	1,486,705
M/F Housing, Green Bonds, Series H, 4.20%, 11/01/48	905	972,775
M/F Housing, St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,000	1,007,630
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,140	3,256,525
S/F Housing, Series 213, 4.20%, 10/01/43	1,910	2,074,929
S/F Housing, Series 217, 3.80%, 04/01/45	895	943,223
Series 190, 3.80%, 10/01/40	2,880	2,987,395
Series 218, AMT, 3.60%, 04/01/33	905	962,839
Series 218, AMT, 3.85%, 04/01/38	325	344,269

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Yonkers Industrial Development Corp., RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	$2,000	$2,004,640

		32,177,132

State — 10.6%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	5,045	5,713,513
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,308,733
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	1,000	1,202,290
General Purpose, Series A, 5.00%, 02/15/36	4,500	4,990,185
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,235,590
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	1,465	1,756,301
Group C, Sales Tax, Series A, 5.00%, 03/15/41	7,125	8,513,164
Series A, 5.00%, 02/15/42	7,500	8,890,650
Series B, 5.00%, 03/15/37	1,500	1,767,270
Series B, 5.00%, 03/15/42	4,600	4,948,910
State Personal Income Tax, Series A, 5.00%, 02/15/43	495	545,460
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	2,800	3,431,400
Series C, 5.00%, 03/15/38	100	122,766
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,229,160

		49,655,392

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/48	680	696,572
Asset-Backed, 4.75%, 06/01/39	1,875	1,937,250

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	$400	$445,220
Series A-2B, 5.00%, 06/01/45	2,010	2,132,811
Series A-2B, 5.00%, 06/01/51	765	820,340
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,621,417
5.25%, 05/15/40	1,500	1,606,680
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	306,277
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,425	2,523,698

		12,090,265

Transportation — 34.7%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	750	874,455
Toll Bridge System, 5.00%, 01/01/42	1,565	1,837,404
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,076,780
Series A, 5.00%, 05/15/23(b)	3,000	3,403,440
Series A-1, 5.25%, 11/15/23(b)	1,620	1,883,947
Series A-1, 5.25%, 11/15/23(b)	1,620	1,883,947
Series B, 5.25%, 11/15/44	1,000	1,135,420
Series D, 5.25%, 11/15/21(b)	440	475,900
Series E, 5.00%, 11/15/38	8,750	9,772,613
Series E, 5.00%, 11/15/43	1,000	1,110,790
Sub-Series B, 5.00%, 11/15/23(b)	1,000	1,153,280
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	855	943,287
Green Bond, Series A1, 5.00%, 11/15/37	1,500	1,779,930
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,156,783
Green Bonds, Series A-1, 5.25%, 11/15/57	1,505	1,793,719

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series C-1, 5.00%, 11/15/36	$1,845	$2,178,705
Series D, 5.25%, 11/15/21(b)	1,560	1,687,280
Series D, 5.00%, 11/15/30	885	973,438
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	6,015,595
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,396,885
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,805	1,999,001
5.00%, 07/01/46	12,525	13,829,103
5.25%, 01/01/50	965	1,074,614
(AGM), 4.00%, 07/01/41	1,250	1,321,213
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	100	120,805
5.00%, 04/01/35	90	108,257
5.00%, 04/01/36	95	113,934
5.00%, 04/01/37	55	65,819
5.00%, 04/01/38	55	65,646
5.00%, 04/01/39	80	95,234
Port Authority of New York & New Jersey, ARB:
Consoliated Bonds, AMT, 4.00%, 11/01/59(c)	4,905	5,349,491
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,556,500
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,619,070
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	12,485	12,951,065
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,125,890
179th Series, 5.00%, 12/01/38	1,390	1,569,602
195th Series, AMT, 5.00%, 04/01/36	1,400	1,655,360

Security	Par (000)	Value

Transportation (continued)
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	$285	$298,959
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	835,673
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,837,246
Consolidated, 211th Series, 4.00%, 09/01/43	5,000	5,645,100
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	2,070,422
5.25%, 01/01/56	1,080	1,260,500
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(b)	3,770	4,077,707
General, Series I, 5.00%, 01/01/22(b)	4,270	4,617,663
General, Series J, 5.00%, 01/01/41	5,000	5,617,950
General, Series K, 5.00%, 01/01/29	1,750	2,059,243
General, Series K, 5.00%, 01/01/31	1,000	1,169,680
Series L, 5.00%, 01/01/35	810	987,463
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,108,410
5.00%, 11/15/45	820	963,344
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	7,670	5,647,498
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,101,910
General, Series A, 5.00%, 11/15/41	5,000	5,938,700
General, Series A, 5.25%, 11/15/45	1,280	1,509,978
General, Series A, 5.00%, 11/15/50	3,000	3,493,380
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	870	1,084,977
Series B, 5.00%, 11/15/38	8,225	9,981,860

		162,461,865

Utilities — 16.0%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	3,850	4,666,238

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	$1,500	$1,530,855
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,020,500
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	2,070	2,195,670
Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,640,645
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,135	1,261,779
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	2,000	2,453,600
Series EE, 5.00%, 06/15/40	4,290	5,229,381
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,231,672
Long Island Power Authority, RB:
5.00%, 09/01/37	3,175	3,893,693
5.00%, 09/01/35	1,000	1,233,620
General, 5.00%, 09/01/47	905	1,074,651
General, 5.00%, 09/01/36	825	997,409
General, Electric Systems, 5.00%, 09/01/42	280	335,101
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	2,375	2,507,620
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	475	555,608
5.00%, 09/01/46	660	768,814
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,690,863
Subordinated SRF Bonds, 5.00%, 06/15/48	1,120	1,365,941
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,379,328
Series A, 5.00%, 06/15/40	1,545	1,823,224
Series A, 5.00%, 06/15/45	7,935	9,340,447

Security	Par (000)	Value

Utilities (continued)
Subordinated SRF Bonds, 4.00%, 06/15/46	$1,000	$1,093,930
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,757,633
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	15,490	17,556,521

		74,604,743

Total Municipal Bonds in New York		638,208,903

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,175	1,212,283

Puerto Rico — 3.5%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(a)	478	126,718
Series A-1, 4.75%, 07/01/53	2,439	2,518,390
Series A-1, 5.00%, 07/01/58	3,201	3,364,667
Series A-2, 4.33%, 07/01/40	8,400	8,497,020
Series A-2, 4.78%, 07/01/58	730	752,776
Series B-1, 4.75%, 07/01/53	620	640,007
Series B-2, 4.78%, 07/01/58	601	618,693

Total Municipal Bonds in Puerto Rico		16,518,271

Total Municipal Bonds — 140.2% (Cost — $606,517,582)		655,939,457

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 23.7%

County/City/Special District/School District — 2.9%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,852,525
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,761,804
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(b)	3,714	3,909,496

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
5.75%, 02/15/47	$2,285	$2,405,003
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,795,806

		13,724,634

Education — 1.5%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,213,003
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(b)	4,448	4,703,143

		6,916,146

Housing — 3.8%
City of New York Housing Development Corp., RB, M/F Housing:
Series C1-A, 4.00%, 11/01/53	2,267	2,377,456
Sustainable Neighborhood Bonds, Series B1-A, 3.85%, 05/01/58	2,175	2,256,214
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	3,630	3,920,727
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	4,543	4,847,726
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,002	2,156,407
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,015	2,151,077

		17,709,607

State — 5.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,623,604
4.00%, 10/15/32	6,000	6,691,980
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,501,200

Security	Par (000)	Value

State (continued)
General Purpose, Series C, 5.00%, 03/15/41	$2,500	$2,608,625
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(e)	2,950	3,620,067
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,471	1,718,767

		25,764,243

Transportation — 6.7%
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	8,005	8,546,291
Series194th, 5.25%, 10/15/55	3,405	4,042,927
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/53(e)	6,058	6,714,348
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	10,000	11,847,900

		31,151,466

Utilities — 3.3%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,562,032
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(e)	1,151	1,396,910
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	3,000	3,622,260

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Series B, 4.00%, 12/15/35	$2,600	$2,942,784

		15,523,986

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.7% (Cost — $105,306,052)		110,790,082

Value

Total Investments — 163.9% (Cost — $711,823,634)	$766,729,539

Other Assets Less Liabilities — 0.8%	3,434,877

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.6)%	(59,056,286)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (52.1)%	(243,266,574)

Net Assets Applicable to Common Shares — 100.0%	$467,841,556

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 01, 2027, is $9,987,183.

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio(b)	343,108	(343,108)	—	$—	$1,226	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer an affiliate of the Trust.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

S/F — Single-Family

SRF — State Revolving Fund

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	50	03/20/20	$6,468	$7,346
U.S. Long Bond	97	03/20/20	15,420	34,425
5-Year U.S. Treasury Note	55	03/31/20	6,543	4,139

				$45,910

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$766,729,539	$—	$766,729,539

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$45,910	$—	$—	$45,910

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(58,942,870)	$—	$(58,942,870)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(302,542,870)	$—	$(302,542,870)

11